BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [Table Text Block]
Balance at January 1, 2019	$89

Production costs capitalized	1,108
Changes in fair value less cost to sell due to biological transformation	5,990
Transferred to inventory upon harvest	(7,137)
Foreign exchange translation	2

Balance at December 31, 2019	52

Production costs capitalized	2,717
Changes in fair value less cost to sell due to biological transformation	11,782
Transferred to inventory upon harvest	(14,478)
Foreign exchange translation	5

Balance at December 31, 2020	$78

Disclosure of detailed information about Impact on fair value of 10% increase/decrease in each input [Table Text Block]
	December 31,		10% change as at December 31,
	2020	2019	2020	2019

Average selling price per gram of dried cannabis (in CAD)	$6.01	$3.39	$8.86	$6.20
Average post-harvest costs per gram of dried cannabis (in CAD)	$0.83	$0.73	$1.23	$0.90
Attrition rate	5%	6%	0.43	0.4
Average yield per plant (in grams)	54	94	7.64	5.2
Average stage of growth	4%	5%	7.64	5.2